Average Annual Total Returns - FidelityFlexFreedomBlendFunds-ComboPRO - FidelityFlexFreedomBlendFunds-ComboPRO - Fidelity Flex Freedom Blend 2025 Fund	May 30, 2024
Fidelity Flex Freedom Blend 2025 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	14.57%
Past 5 years	7.64%
Since Inception	6.07%	[1]
Fidelity Flex Freedom Blend 2025 Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	13.48%
Past 5 years	6.02%
Since Inception	4.42%	[1]
Fidelity Flex Freedom Blend 2025 Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	8.82%
Past 5 years	5.57%
Since Inception	4.29%	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Since Inception	12.76%
F0551
Average Annual Return:
Past 1 year	14.07%
Past 5 years	7.35%
Since Inception	5.97%

[1]	A From June 8, 2017 .